Commitments and Contingencies (Details Narrative) - USD ($)									9 Months Ended		12 Months Ended
	Jul. 02, 2023	Jan. 02, 2023	Jul. 02, 2022	Jan. 02, 2022	Aug. 24, 2021	Jul. 14, 2021	Jul. 14, 2021	Apr. 02, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2021
Loss Contingencies [Line Items]
Gross Profit									$ (52,000)	$ (95,000)	$ (95,000)
Purchase orders									1,300,000
Deposits Assets, Noncurrent									625,000
Purchase Obligation									$ 625,000				$ 1,200,000
Professional Fees											68,000
Debt Instrument, Redemption Price, Percentage									15.00%
IPO [Member]
Loss Contingencies [Line Items]
Proceeds from Issuance Initial Public Offering								$ 5,000,000
Investor [Member]
Loss Contingencies [Line Items]
Proceeds from Related Party Debt					$ 2,000,000.0			5,000,000
Debt Instrument, Redemption Price, Percentage					2.00%
INTE Securities LLC [Member]
Loss Contingencies [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed					4.00%
Kingdom Building Consulting Agreement [Member]
Loss Contingencies [Line Items]
Professional Fees								5,000
Deferred consulting fees								5,000
Deferred financing cost								250,000
Monthly fee for remaining period								$ 10,000
Sale of Stock, Number of Shares Issued in Transaction								50,000
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures						12,500
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures							$ 25,000
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term							3 years
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price						$ 2.00	$ 2.00
Consulting Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	30,000	30,000	30,000	25,000
Prepaid Expenses and Other Current Assets [Member]
Loss Contingencies [Line Items]
Deposits Assets, Noncurrent									$ 625,000
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Compensation Expense, Excluding Cost of Good and Service Sold											90,000
Salary and Wage, Excluding Cost of Good and Service Sold											120,000
Aggregate purchase price gross cash proceeds											1,000,000
Increase in salary employment agreement											$ 225,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased											1,000,000
Option granted purchase price grant and vest exercisable period											4 years
Common Stock, Dividends, Per Share, Cash Paid											$ 0.75
Percentage of cash fee payable											3.00%
Percentage of licensing transaction fee											6.00%
Chief Executive Officer [Member] | Previously Reported [Member]
Loss Contingencies [Line Items]
Percentage of executives current year discretionary cash bonus											100.00%
Percentage of executives unvested option shares											50.00%
Chief Executive Officer [Member] | Revision of Prior Period, Adjustment [Member]
Loss Contingencies [Line Items]
Percentage of executives current year discretionary cash bonus											150.00%
Percentage of executives unvested option shares											100.00%
Chief Executive Officer [Member] | Office Equipment [Member]
Loss Contingencies [Line Items]
Costs and Expenses											$ 1,000
Chief Executive Officer [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Gross Profit											4,000,000
Licensing transaction fee											750,000
Chief Executive Officer [Member] | Maximum [Member] | Previously Reported [Member]
Loss Contingencies [Line Items]
Reimbursement expenses											100,000
Chief Executive Officer [Member] | Maximum [Member] | Revision of Prior Period, Adjustment [Member]
Loss Contingencies [Line Items]
Reimbursement expenses											50,000
Chief Executive Officer [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Licensing transaction fee											5,000,000
Chief Executive Officer [Member] | Share-based Payment Arrangement, Tranche One [Member]
Loss Contingencies [Line Items]
Gross Profit											1,000,000
Chief Executive Officer [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Gross Profit											1,000,000
Chief Executive Officer [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Loss Contingencies [Line Items]
Gross Profit											1,000,000
Chief Executive Officer [Member] | Share Based Compensation Award Tranche Four [Member]
Loss Contingencies [Line Items]
Gross Profit											$ 1,000,000